Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	987,036
Maximum Aggregate Offering Price	$ 3,336,182
Fee Rate	0.01531%
Amount of Registration Fee	$ 510.77
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes such indeterminable number of additional shares of the registrant’s common stock, par value $0.0001 per share (the “Common Stock”), as may be issued as a result of an adjustment to the shares by reason of a stock split, stock dividend or similar capital adjustment, as required by the plans.
(2)	Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average high and low prices per share of the registrant’s common stock reported on the Nasdaq Capital Market on August 14, 2025.